Note 21 - Loans and Borrowings - Loans and Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Current loans and borrowings	$ 1,312	$ 2,327	$ 887	$ 3,955
Non-current loans and borrowings	24,642	19,359	18,380	18,385
Total	25,954	21,686	19,267	22,340
Lease liabilities [member]
Statement Line Items [Line Items]
Non-current loans and borrowings	715	1,117	138	293
Shareholder loans [member]
Statement Line Items [Line Items]
Current loans and borrowings		766		1,670
Non-current loans and borrowings	23,400	18,242	18,242	18,092
Debtor invoice financing [member]
Statement Line Items [Line Items]
Current loans and borrowings	508	901	751
Chattel mortgage [member]
Statement Line Items [Line Items]
Current loans and borrowings	51
Non-current loans and borrowings	249
Finance leases [member]
Statement Line Items [Line Items]
Current loans and borrowings	641	660	136	285
Bank Loan [Member]
Statement Line Items [Line Items]
Current loans and borrowings	66
Non-current loans and borrowings	278
Financing agreement [member]
Statement Line Items [Line Items]
Current loans and borrowings				2,000
Other borrowings [member]
Statement Line Items [Line Items]
Current loans and borrowings	$ 46